CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
ASSETS
Cash	$ 159,543	$ 6,621	$ 38,820	$ 70,312
Restricted cash	0	22,009	0
Net investment in direct financing leases	688,663	2,778,471	16,958,300	30,011,279
Operating lease, right-of-use asset	0	50,935	63,356	163,041
Property and equipment, net (Note 6)	3,740	2,883	26,592	48,131
Deferred tax assets, net (Note 14)		0	24,474,583	20,836,408
Other assets (Note 7)	611,645	770,985	2,054,907	2,106,321
Non-marketable investment (Note 2 k)		0	2,828,963	2,912,040
Assets of disposal group classified as held for sale (Note 17)			0	171,954,262
TOTAL ASSETS	1,463,591	3,631,904	46,445,521	228,101,794
Liabilities
Interest payable		0	8,320	21,494
Income tax payable (Note 14)			1,423,022	1,202,674
Deposits from direct financing leases		2,050,035	5,294,690	5,406,497
Operating lease liability-current		55,022	47,904	57,990
Other liabilities (Note 8)		3,715,268	3,157,021	2,552,085
Due to related a party		464,000	464,000	464,000
Operating lease liability-non-current (Note 5)		0	7,103	194,089
Liabilities of disposal group classified as held for sale (Note 17)			0	3,036,447
Total Liabilities	6,855,493	6,284,325	10,402,060	13,651,432
Stockholders' Equity
Common stock (par value $0.0001 per share, 100,000,000 shares authorized; 19,837,642 issued and outstanding at June 30, 2021 and 2020)(Note 10)	1,984	1,984	1,984	1,984
Additional paid-in capital	211,934,432	211,934,432	211,934,432	211,934,432
Statutory reserve (Note 11)	4,687,085	4,687,085	4,687,085	4,687,085
(Accumulated losses)/retained earnings	(198,429,741)	(195,618,646)	(154,541,342)	21,560,152
Accumulated other comprehensive losses	(23,474,027)	(23,657,276)	(26,038,698)	(23,733,291)
Total Stockholders' Deficit	(5,280,267)	(2,652,421)	36,043,461	214,450,362	$ 273,883,947
TOTAL LIABILITIES AND DEFICIT	$ 1,463,591	$ 3,631,904	$ 46,445,521	$ 228,101,794